Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Leases
Leases

NOTE 7 — Leases

The Company is headquartered in Buford, Georgia, operating out of an approximately 14,000-square-foot office space. The Company pays $15,773 per month in rent under a month-to-month arrangement, as there is no formal fully executed lease agreement currently in place. This arrangement does not include a purchase option that the Company is reasonably certain to exercise. In accordance with the practical expedient under ASC 842, the Company has elected not to apply lease recognition requirements to short-term leases. As a result, this lease is not recorded on the condensed consolidated balance sheets.

The components of lease cost were as follows:

	Three Months Ended March 31,
	2025	2024
Short-term lease cost	$46,107	$38,667

NOTE 6 — Leases

During the 12 months ended December 31, 2023, the Company entered into a twelve month operating lease with VJ Properties, LLC for office and production space. The commencement date of the lease was February 1, 2023. The Company owed $11,750 per month through January 31, 2024. Since this lease has a lease term of 12 months and does not include an option to purchase the underlying asset that the Company is reasonably certain to exercise, it is considered a short-term lease. The Company elects not to apply the recognition requirements of ASC 842 to short-term leases. By electing this practical expedient, short-term leases do not need to be reported on the Balance Sheets.

On March 1, 2024 the Company entered into a month-to-month operating lease with VJ Properties, LLC for office and production space. Prior to March 1, 2024 the Company had a twelve month lease with VJ Properties for the space. For the period of February 1, 2024 through December 31, 2024 the Company rented the space for $15,167 per month. The lessor has the unilateral and substantive right to terminate the lease with 90 days notice at any time therefore the lease is considered short term. The Company elects not to apply the recognition requirements of ASC 842 to short-term leases. By electing this practical expedient, short-term leases do not need to be reported on the Balance Sheets.

The components of lease cost were as follows:

	For the Year Ended December 31,
	2024	2023
Short-term lease cost	$175,170	$141,000